Long-Term Investments (Details)		1 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020 CNY (¥)	May 31, 2019
Long-Term Investments (Details) [Line Items]
Recognized investment losses (in Dollars) | $										$ 1,087		$ 23,799	$ 20,194
Diluted percentage of service															0.98%
Suzhou Investment [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding					17.00%
Cash consideration					¥ 850,000
Recognized investment losses (in Dollars) | $										$ 15,585		$ 24,014	$ 20,194
Yinzhirun [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding								0.45%
Cash consideration								¥ 2,000,000
Yunshang E-commerce [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding							1.25%
Cash consideration							¥ 150,000
Investment in Car Service [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding						1.50%
Cash consideration						¥ 90,000
Paid consideration											¥ 10,000,000
Funeng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding				19.00%
Cash consideration				¥ 570,000
Paid consideration	¥ 270,000
Zhongfuze [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding			11.11%
Cash consideration			¥ 500,000
Paid consideration											¥ 500,000
Outu [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding		15.00%										15.00%
Cash consideration		¥ 3,000,000
Paid consideration									¥ 500,000
Total Consideration payable									¥ 3,000,000
Taizhoujia [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding	5.00%								5.00%
Account receivables due	¥ 500,000								¥ 500,000
Yueteng [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding	5.00%								5.00%
Account receivables due	¥ 500,000								¥ 500,000
Qianshier [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding											5.00%
Account receivables due											¥ 500,000
Jiazhong [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding											33.00%
Cash consideration											¥ 10,000,000
Zhongfei [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding														3.00%
Account receivables due														¥ 3,000,000
Cheyi [Member]
Long-Term Investments (Details) [Line Items]
Percentage of acquired shareholding														0.50%
Account receivables due														¥ 1,587,719